Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment	Dec. 31, 2012 segment	Dec. 31, 2011
Segment Information
Number of primary business segments									3	4
Net interest income	$ 5,103,000	$ 4,962,000	$ 4,898,000	$ 4,837,000	$ 4,919,000	$ 4,889,000	$ 4,920,000	$ 4,865,000	$ 19,800,189	$ 19,592,463	$ 19,759,719
Provision for loan losses									500,000	740,000	1,050,000
Net interest income after provision for loan losses									19,300,189	18,852,463	18,709,719
Impairment of other asset									0	(1,886,080)	0
Commissions and fees on sales of non-banking products									24,169,935	21,505,620	19,422,025
Other operating income									1,331,162	1,272,530	1,511,483
Non-interest income									29,207,138	26,613,056	24,654,329
Income (loss) before income taxes									8,548,063	7,861,318	7,874,219
Income tax expense (benefit)									2,456,000	2,095,000	1,953,000
Net income									6,092,063	5,766,318	5,921,219
Less: net income attributable to noncontrolling interest									5,875	5,900	191,938
Net income attributable to Oneida Financial Corp.	1,622,000	1,021,000	1,492,000	1,950,000	1,795,000	65,000	1,899,000	2,002,000	6,086,188	5,760,418	5,729,281
Total Assets	742,484,608				681,391,438				742,484,608	681,391,438
Banking Activities
Segment Information
Net interest income									19,800,189	19,592,463	19,759,719
Provision for loan losses									500,000	740,000	1,050,000
Net interest income after provision for loan losses									19,300,189	18,852,463	18,709,719
Investment gains, net									2,419,653	1,416,032	256,938
Impairment of other asset										(1,886,080)
Commissions and fees on sales of non-banking products									1,955,634
Non-interest income									5,037,203	5,107,436	5,232,304
Non-interest expenses									20,297,300	17,721,107	17,128,181
Depreciation and amortization									1,559,650	1,549,317	1,511,682
Income (loss) before income taxes									6,855,729	4,219,427	5,559,098
Income tax expense (benefit)									1,706,000	597,400	964,600
Net income									5,149,729	3,622,027	4,594,498
Less: net income attributable to noncontrolling interest									5,875	5,900	191,838
Net income attributable to Oneida Financial Corp.									5,143,854	3,616,127	4,402,660
Total Assets	712,724,012				656,728,776				712,724,012	656,728,776	641,445,777
Insurance, Risk Management and Employee Benefits Activities
Segment Information
Net interest income									0
Provision for loan losses									0
Net interest income after provision for loan losses									0
Investment gains, net									0
Commissions and fees on sales of non-banking products									19,722,444
Non-interest income									0
Non-interest expenses									17,109,390
Depreciation and amortization									342,700
Income (loss) before income taxes									2,270,354
Income tax expense (benefit)									953,000
Net income									1,317,354
Less: net income attributable to noncontrolling interest									0
Net income attributable to Oneida Financial Corp.									1,317,354
Total Assets	33,607,488								33,607,488
Financial/Investment Advisory Activities
Segment Information
Net interest income									0
Provision for loan losses									0
Net interest income after provision for loan losses									0
Investment gains, net									0
Commissions and fees on sales of non-banking products									2,491,857
Non-interest income									0
Non-interest expenses									3,037,061
Depreciation and amortization									32,816
Income (loss) before income taxes									(578,020)
Income tax expense (benefit)									(203,000)
Net income									(375,020)
Less: net income attributable to noncontrolling interest									0
Net income attributable to Oneida Financial Corp.									(375,020)
Total Assets	5,037,520								5,037,520
Insurance Activities
Segment Information
Net interest income										0	0
Provision for loan losses										0	0
Net interest income after provision for loan losses										0	0
Investment gains, net										0	0
Impairment of other asset										0
Non-interest income										12,000,802	11,603,209
Non-interest expenses										9,921,563	10,075,521
Depreciation and amortization										163,263	171,507
Income (loss) before income taxes										1,915,976	1,356,181
Income tax expense (benefit)										795,500	586,000
Net income										1,120,476	770,181
Less: net income attributable to noncontrolling interest										0	0
Net income attributable to Oneida Financial Corp.										1,120,476	770,181
Total Assets					24,455,573					24,455,573	22,835,569
Benefit Consulting Activities
Segment Information
Net interest income										0	0
Provision for loan losses										0	0
Net interest income after provision for loan losses										0	0
Investment gains, net										0	0
Impairment of other asset										0
Non-interest income										7,635,322	6,482,456
Non-interest expenses										5,903,445	5,382,755
Depreciation and amortization										85,126	98,424
Income (loss) before income taxes										1,646,751	1,001,277
Income tax expense (benefit)										667,000	413,000
Net income										979,751	588,277
Less: net income attributable to noncontrolling interest										0	0
Net income attributable to Oneida Financial Corp.										979,751	588,277
Total Assets					8,079,227					8,079,227	7,399,574
Risk Management Activities
Segment Information
Net interest income										0	0
Provision for loan losses										0	0
Net interest income after provision for loan losses										0	0
Investment gains, net										0	0
Impairment of other asset										0
Non-interest income										1,869,496	1,336,360
Non-interest expenses										1,787,835	1,377,451
Depreciation and amortization										2,497	1,246
Income (loss) before income taxes										79,164	(42,337)
Income tax expense (benefit)										35,100	(10,600)
Net income										44,064	(31,737)
Less: net income attributable to noncontrolling interest										0	0
Net income attributable to Oneida Financial Corp.										44,064	(31,737)
Total Assets					517,574					517,574	306,400
Total Reportable segments
Segment Information
Net interest income									19,800,189	19,592,463	19,759,719
Provision for loan losses									500,000	740,000	1,050,000
Net interest income after provision for loan losses									19,300,189	18,852,463	18,709,719
Investment gains, net									2,419,653	1,416,032	256,938
Impairment of other asset										(1,886,080)
Commissions and fees on sales of non-banking products									24,169,935
Non-interest income									5,037,203	26,613,056	24,654,329
Non-interest expenses									40,443,751	35,333,950	33,963,908
Depreciation and amortization									1,935,166	1,800,203	1,782,859
Income (loss) before income taxes									8,548,063	7,861,318	7,874,219
Income tax expense (benefit)									2,456,000	2,095,000	1,953,000
Net income									6,092,063	5,766,318	5,921,219
Less: net income attributable to noncontrolling interest									5,875	5,900	191,838
Net income attributable to Oneida Financial Corp.									6,086,188	5,760,418	5,729,381
Total Assets	$ 751,369,020				$ 689,781,150				$ 751,369,020	$ 689,781,150	$ 671,987,320